Plant and equipment, net	12 Months Ended
Jun. 30, 2021
Plant and equipment, net
Plant and equipment, net

Note 7 – Plant and equipment, net

Plant and equipment consist of the following:

	June 30, 2021	June 30, 2020

Buildings	$2,603,775	$3,393,212
Automobile	181,231	165,628
Electronic devices	3,011,942	3,691,929
Office equipment	46,607	42,595
Construction-in-progress	—	495,634
Subtotal	5,843,555	7,788,998
Less: accumulated depreciation	(3,428,185)	(4,307,253)
Total	$2,415,370	$3,481,745
Less: plant and equipment, net - discontinued operations	(2,410,975)	(3,471,624)
Plant and equipment, net - continuing operations	$4,395	$10,121

Depreciation expense from continuing operations for the years ended June 30, 2021, 2020 and 2019 amounted to $6,514, $1,579 and $0, respectively. Depreciation expense from discontinued operations for the years ended June 30, 2021, 2020 and 2019 amounted to $478,610, $620,240 and $679,093, respectively. Loss on disposal and impairment of long-lived assets from discontinued operations for the years ended June 30, 2021, 2020 and 2019 was $882,176, $1,001,635 and $0, respectively.

As of June 30, 2021, property valued at RMB 12,268,800 (approximately $1.9 million) was pledged as collateral to secure a loan that a related party borrowed from a bank, and property valued at RMB 36,626,600 (approximately $5.7 million) was pledged as collateral to secure a short-term bank loan (see Note 10).